Fiera Capital Emerging Markets Fund

Schedule of Investments (Consolidated)

December 31, 2020 (Unaudited)

Description	Shares	Value
Common Stocks — 94.9%
Argentina — 1.0%
Despegar.com Corp. (1)	1,862,890	$23,863,621
China — 33.9%
AAC Technologies Holdings, Inc.	3,644,200	20,400,939
Alibaba Group Holding, Ltd. (1)	66,300	1,989,214
Alibaba Group Holding, Ltd., ADR (1)	291,220	67,775,631
A-Living Smart City Services Co., Ltd. (2)	3,827,250	16,982,573
Beijing Thunisoft Corp., Ltd., Class A	799,985	2,919,912
Great Wall Motor Co., Ltd., Class H	28,001,624	96,077,807
Haier Smart Home Co., Ltd., Class A	7,269,844	32,470,740
Kingsoft Cloud Holdings, Ltd., ADR (1)	523,209	22,785,752
Lufax Holding, Ltd., ADR (1)	1,354,134	19,228,703
Meituan Dianping (1)	924,325	35,124,946
Midea Group Co., Ltd., Class A	2,114,748	31,832,134
PICC Property & Casualty Co., Ltd., Class H	21,893,037	16,576,863
Ping An Insurance Group Co. of China, Ltd., Class H	4,905,904	60,117,495
Sany Heavy Industry Co., Ltd. - Class A	5,668,058	30,317,237
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	8,700,000	41,578,201
Sunny Optical Technology Group Co., Ltd.	2,768,632	60,604,560
Tencent Holdings, Ltd.	1,535,600	111,716,014
Tongcheng-Elong Holdings, Ltd. (1)	11,193,403	21,657,665
Weibo Corp., ADR (1)	516,565	21,173,999
Xtep International Holdings, Ltd.	42,543,765	21,237,584
Yum China Holdings, Inc.	282,500	16,127,925
Yum China Holdings, Inc.	500,000	28,674,621
		777,370,515
Hong Kong — 11.9%
ASM Pacific Technology, Ltd.	2,413,782	31,851,648
China Gas Holdings, Ltd.	7,828,300	31,101,147
China Resources Gas Group, Ltd.	5,336,998	28,397,442
CSPC Pharmaceutical Group, Ltd.	24,274,909	24,830,704
Galaxy Entertainment Group, Ltd.	3,412,502	26,520,896
NagaCorp, Ltd.	25,480,061	33,392,766
Shimao Group Holdings, Ltd.	10,464,351	33,340,144
Xinyi Solar Holdings, Ltd.	24,012,697	62,722,620
		272,157,367
India — 13.8%
Bata India, Ltd. (3)	1,074,206	23,223,314
Dixon Technologies India, Ltd. (3)	52,928	9,741,744
HDFC Bank, Ltd. (1)(3)	1,160,000	22,802,313
ICICI Bank, Ltd., ADR (1)	2,406,257	35,756,979
ICICI Lombard General Insurance Co., Ltd. (1)(3)	2,020,898	42,063,609
Infosys, Ltd. (3)	1,280,000	21,999,165
Infosys, Ltd., ADR	2,152,500	36,484,875
Reliance Industries, Ltd. (3)	1,855,000	50,401,772
State Bank of India (1)	5,950,000	22,389,605
Sun Pharmaceutical Industries, Ltd. (3)	2,580,000	20,915,770
Tech Mahindra, Ltd. (3)	2,285,317	30,438,574
		316,217,720
Indonesia — 3.4%
Bank Mandiri Persero	58,408,600	26,356,838
Ciputra Development	300,165,059	21,067,543
Kalbe Farma	96,594,476	10,176,827

Fiera Capital Emerging Markets Fund

Schedule of Investments (Consolidated)

December 31, 2020 (Unaudited)

Description	Shares	Value
Mitra Adiperkasa (1)	349,068,900	$19,643,105
		77,244,313
Malaysia — 0.9%
My EG Services	43,563,303	20,793,422
Philippines — 5.1%
Ayala Land, Inc.	28,966,200	24,682,205
BDO Unibank, Inc.	10,186,269	22,679,320
Megaworld Corp.	219,119,826	18,610,139
Metropolitan Bank & Trust Co.	11,122,800	11,363,607
Robinsons Land Corp.	40,838,000	18,013,586
Security Bank Corp.	8,137,285	22,703,743
		118,052,600
South Africa — 1.5%
Naspers, Ltd. N Shares, ADR	827,339	33,623,057
South Korea — 14.3%
LG Chem, Ltd.	108,200	82,277,109
LG Household & Health Care, Ltd.	15,750	23,507,268
NAVER Corp.	215,475	58,085,439
Samsung Electro-Mechanics Co., Ltd.	360,501	59,202,674
Samsung Electronics Co., Ltd.	1,419,269	105,984,651
		329,057,141
Taiwan — 6.5%
Airtac International Group	1,104,488	35,377,578
Chailease Holding Co., Ltd.	7,993,550	47,794,021
Elite Material Co., Ltd.	7,743,000	43,264,681
Lotus Pharmaceutical Co., Ltd. (1)	7,629,000	21,721,119
		148,157,399
Thailand — 1.6%
Osotspa PLC	14,311,700	16,954,492
Thai Beverage PLC	33,892,090	18,848,885
		35,803,377
Vietnam — 1.0%
Military Commercial Joint Stock Bank (1)	24,725,000	24,237,516

Total Common Stocks
(identified cost $1,486,892,765)		2,176,578,048

Short-Term Investments — 5.0%

Mutual Funds — 5.0%
Federated Hermes Treasury Obligations Fund, Institutional Class, 0.010% (4)	114,423,208	114,423,208

Total Short-Term Investments
(identified cost $114,423,208)		114,423,208
Total Investments — 99.9%
(identified cost $1,601,315,973)		2,291,001,256
Other Assets and Liabilities — 0.1%		1,184,311
Total Net Assets — 100.0%		$2,292,185,567

(1)	Non-income producing.
(2)	144A restricted security. As of December 31, 2020 the total market value of such securities was $16,982,573 and represented 0.74% of the Fund's net assets.
(3)	Securities held through a Mauritius Subsidiary.
(4)	Represents the 7-day effective yield as of December 31, 2020.

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying notes to the Schedule of Investments

Fiera Capital Emerging Markets Fund

Industry Allocation (Consolidated)

December 31, 2020 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$23,223,314	1.0%
Auto Manufacturers	96,077,807	4.2
Banks	188,289,921	8.2
Beverages	35,803,377	1.6
Chemicals	82,277,109	3.6
Computers	58,484,040	2.6
Cosmetics/Personal Care	23,507,268	1.0
Diversified Financial Services	47,794,021	2.1
Electronics	79,603,613	3.5
Energy-Alternate Sources	62,722,620	2.7
Gas	59,498,589	2.6
Home Furnishings	74,044,618	3.2
Insurance	118,757,966	5.2
Internet	415,031,711	18.1
Lodging	59,913,662	2.6
Machinery-Construction & Mining	30,317,237	1.3
Miscellaneous Manufacturing	139,246,819	6.1
Oil & Gas	50,401,772	2.2
Pharmaceuticals	119,222,620	5.2
Real Estate	132,696,191	5.8
Retail	85,683,236	3.7
Semiconductors	137,836,299	6.0
Software	56,144,238	2.4
Total Common Stocks	2,176,578,048	94.9
Short-Term Investments	114,423,208	5.0
Total Investments	2,291,001,256	99.9
Other Assets and Liabilities	1,184,311	0.1
Total Net Assets	$2,292,185,567	100.0%

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Value
Common Stocks — 98.4%

Basic Materials — 1.4%

Chemicals — 1.4%
The Mosaic Co.	90,741	$2,087,950
Total Basic Materials		2,087,950

Communications — 13.5%

Internet — 9.7%
Etsy, Inc.(1)	35,479	6,312,069
GoDaddy, Inc., Class A(1)	33,560	2,783,802
Okta, Inc., Class A(1)	11,628	2,956,535
Revolve Group, Inc., Class A(1)	11,050	344,429
Zendesk, Inc.(1)	12,204	1,746,636
		14,143,471
Media — 2.4%
Liberty Media Corp.-Liberty Formula One, Class C(1)	25,733	1,096,226
The New York Times Co., Class A	47,330	2,450,274
		3,546,500
Telecommunications — 1.4%
Arista Networks, Inc.(1)	7,192	2,089,779
Total Communications		19,779,750

Consumer, Cyclical — 15.5%

Apparel — 1.8%
PVH Corp.	28,094	2,637,745

Entertainment — 3.5%
Churchill Downs, Inc.	7,784	1,516,245
Live Nation Entertainment, Inc.(1)	24,356	1,789,679
SeaWorld Entertainment, Inc.(1)	56,962	1,799,430
		5,105,354
Home Furnishings — 1.8%
Dolby Laboratories, Inc., Class A	28,255	2,744,408

Lodging — 1.7%
Hyatt Hotels Corp., Class A	33,127	2,459,680

Retail — 5.1%
CarMax, Inc.(1)	21,010	1,984,605
Dick's Sporting Goods, Inc.	31,826	1,788,939
Lithia Motors, Inc., Class A	3,927	1,149,315
Tractor Supply Co.	18,689	2,627,300
		7,550,159
Textiles — 1.6%
Mohawk Industries, Inc.(1)	16,478	2,322,574
Total Consumer, Cyclical		22,819,920

Consumer, Non-cyclical — 29.7%

Biotechnology — 14.4%
Acceleron Pharma, Inc.(1)	18,425	2,357,295
Argenx SE, ADR(1)	4,969	1,461,333
Arrowhead Pharmaceuticals, Inc.(1)	51,404	3,944,229
BeiGene, Ltd., ADR(1)	6,974	1,802,012
BioMarin Pharmaceutical, Inc.(1)	30,798	2,700,677
Bluebird Bio, Inc.(1)	16,689	722,133

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Value
Exact Sciences Corp.(1)	12,988	$1,720,780
Exelixis, Inc.(1)	103,616	2,079,573
FibroGen, Inc.(1)	25,557	947,909
Guardant Health, Inc.(1)	12,715	1,638,709
Veracyte, Inc.(1)	28,865	1,412,653
Viking Therapeutics, Inc.(1)	46,672	262,763
		21,050,066
Commercial Services — 1.8%
Insperity, Inc.	20,387	1,659,910
Ritchie Bros Auctioneers, Inc.	14,868	1,034,069
		2,693,979
Food — 0.8%
Performance Food Group Co.(1)	25,325	1,205,723

Healthcare-Products — 7.1%
AtriCure, Inc.(1)	33,447	1,861,995
Inari Medical, Inc.(1)	17,421	1,520,679
iRhythm Technologies, Inc.(1)	15,529	3,683,634
Novocure, Ltd.(1)	15,233	2,635,918
Shockwave Medical, Inc.(1)	7,102	736,619
		10,438,845
Healthcare-Services — 1.6%
Molina Healthcare, Inc.(1)	11,170	2,375,636

Pharmaceuticals — 4.0%
Bausch Health Cos., Inc.(1)	137,084	2,851,347
Cardinal Health, Inc.	20,135	1,078,431
Neurocrine Biosciences, Inc.(1)	19,349	1,854,602
		5,784,380
Total Consumer, Non-Cyclical		43,548,629

Energy — 1.8%

Oil & Gas — 0.8%
WPX Energy, Inc.(1)	133,591	1,088,767

Oil & Gas Services — 1.0%
ChampionX Corp.(1)	99,563	1,523,314
Total Energy		2,612,081

Financial — 6.2%

Banks — 2.7%
Citizens Financial Group, Inc.	84,474	3,020,790
Western Alliance Bancorp	16,948	1,016,033
		4,036,823
Diversified Financial Services — 2.2%
Synchrony Financial	90,953	3,156,979

Insurance — 1.3%
Reinsurance Group of America, Inc.	16,144	1,871,089
Total Financial		9,064,891

Industrial — 12.7%

Building Materials — 0.7%
Fortune Brands Home & Security, Inc.	12,407	1,063,528

Electrical Components & Equipment — 1.2%
Universal Display Corp.	7,594	1,745,101

Fiera Capital Small/Mid-Cap Growth Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Value
Electronics — 0.9%
Advanced Energy Industries, Inc.(1)	13,758	$1,334,113

Engineering & Construction — 2.4%
EMCOR Group, Inc.	22,806	2,085,837
TopBuild Corp.(1)	7,845	1,444,107
		3,529,944
Machinery-Diversified — 4.2%
Cognex Corp.	26,196	2,103,146
Graco, Inc.	24,033	1,738,788
Nordson Corp.	11,061	2,222,708
		6,064,642
Miscellaneous Manufacturing — 1.4%
AO Smith Corp.	38,191	2,093,631

Packaging & Containers — 1.9%
Berry Global Group, Inc.(1)	48,931	2,749,433
Total Industrial		18,580,392

Technology — 17.6%

Computers — 3.4%
Fortinet, Inc.(1)	17,584	2,611,752
Qualys, Inc.(1)	19,383	2,362,206
		4,973,958
Semiconductors — 4.6%
Entegris, Inc.	33,867	3,254,619
Power Integrations, Inc.	24,282	1,987,724
Semtech Corp.(1)	21,552	1,553,684
		6,796,027
Software — 9.6%
ACI Worldwide, Inc.(1)	45,503	1,748,680
Blackline, Inc.(1)	10,893	1,452,908
Envestnet, Inc.(1)	19,507	1,605,231
Everbridge, Inc.(1)	10,852	1,617,708
Guidewire Software, Inc.(1)	12,615	1,623,929
Jack Henry & Associates, Inc.	10,530	1,705,755
Paycom Software, Inc.(1)	4,851	2,193,865
Zynga, Inc., Class A(1)	210,935	2,081,928
		14,030,004
Total Technology		25,799,989

Total Common Stocks
(identified cost $92,362,461)		144,293,602
Total Investments — 98.4%
(identified cost $92,362,461)		144,293,602
Other Assets and Liabilities — 1.6%		2,392,367
Total Net Assets — 100.0%		$146,685,969

(1)	Non-income producing.

ADR – American Depositary Receipt

Fiera Capital International Equity Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Value
Common Stocks — 97.6%

Australia — 2.8%
Commonwealth Bank of Australia	86,814	$5,495,565
Canada — 2.7%
Canadian National Railway Co.	46,890	5,150,867
Denmark — 5.3%
Chr Hansen Holding A/S (1)	31,867	3,292,553
Novo Nordisk A/S, Class B	98,656	6,882,161
		10,174,714
France — 10.8%
EssilorLuxottica SA	31,012	4,832,129
L'Oreal SA	22,540	8,557,820
LVMH Moet Hennessy Louis Vuitton SE	11,919	7,438,819
		20,828,768
Germany — 4.1%
Rational AG	2,890	2,688,413
SAP SE	40,801	5,284,273
		7,972,686
India — 2.7%
HDFC Bank, Ltd., ADR (1)	70,778	5,114,418
Japan — 13.5%
FANUC Corp.	15,001	3,702,984
Keyence Corp.	22,920	12,892,890
Shimano, Inc.	22,421	5,248,282
Unicharm Corp.	90,411	4,287,831
		26,131,987
Sweden — 1.5%
Svenska Handelsbanken AB, Class A (1)	292,085	2,944,227
Switzerland — 19.0%
Alcon, Inc. (1)	43,919	2,916,052
Cie Financiere Richemont SA	31,284	2,826,260
Geberit AG	8,916	5,581,158
Nestle SA	90,368	10,682,523
Roche Holding AG	24,355	8,482,811
Schindler Holding AG	23,063	6,237,107
		36,725,911
Taiwan — 6.5%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	114,098	12,441,246
United Kingdom — 24.6%
Bunzl PLC	109,742	3,666,070
Diageo PLC	169,791	6,682,053
Howden Joinery Group PLC (1)	410,759	3,873,368
InterContinental Hotels Group PLC (1)	84,267	5,404,242
Intertek Group PLC	68,041	5,254,965
London Stock Exchange Group PLC	54,101	6,664,048
Rotork PLC	904,875	3,934,777
Spirax-Sarco Engineering PLC	35,186	5,434,512
Unilever PLC	106,803	6,466,761
		47,380,796
United States — 4.1%
IHS Markit, Ltd.	88,757	7,973,041

Fiera Capital International Equity Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Value
Total Common Stocks
(identified cost $133,940,606)		188,334,226

Preferred Stocks — 1.0%

Germany — 1.0%
Fuchs Petrolub SE	32,673	1,843,414
Total Preferred Stocks
(identified cost $1,688,496)		1,843,414
Total Investments — 98.6%
(identified cost $135,629,102)		190,177,640
Other Assets and Liabilities — 1.4%		2,700,907
Total Net Assets — 100.0%		$192,878,547

(1)	Non-income producing.

ADR — American Depositary Receipt

PLC — Public Limited Company

Fiera Capital International Equity Fund

Industry Allocation

December 31, 2020 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$7,438,819	3.9%
Banks	13,554,211	7.0
Beverages	6,682,053	3.5
Building Materials	5,581,158	2.9
Chemicals	3,292,552	1.7
Commercial Services	13,228,006	6.9
Cosmetics/Personal Care	19,312,413	10.0
Distribution/Wholesale	3,666,070	1.9
Diversified Financial Services	6,664,048	3.5
Electronics	3,934,777	2.0
Food	10,682,522	5.5
Hand/Machine Tools	6,237,107	3.2
Healthcare-Products	7,748,181	4.0
Home Furnishings	6,561,781	3.4
Leisure Time	5,248,282	2.7
Lodging	5,404,242	2.8
Machinery-Diversified	22,030,386	11.4
Pharmaceuticals	15,364,972	8.0
Retail	2,826,260	1.5
Semiconductors	12,441,246	6.4
Software	5,284,273	2.7
Transportation	5,150,867	2.7
Total Common Stocks	188,334,226	97.6
Preferred Stocks
Chemicals	1,843,414	1.0
Total Preferred Stocks	1,843,414	1.0
Total Investments	190,177,640	98.6
Other Assets and Liabilities	2,700,907	1.4
Total Net Assets	$192,878,547	100.0%

Fiera Capital Global Equity Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Value
Common Stocks — 99.3%

France — 2.5%
LVMH Moet Hennessy Louis Vuitton SE	1,027	$640,966
India — 2.4%
HDFC Bank, Ltd., ADR (1)	8,789	635,093
Japan — 5.5%
Keyence Corp.	2,542	1,429,918
Switzerland — 12.6%
Cie Financiere Richemont SA	2,876	259,824
Geberit AG	907	567,756
Nestle SA	8,371	989,547
Roche Holding AG	2,643	920,553
Schindler Holding AG	2,095	566,567
		3,304,247
Taiwan — 5.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,458	1,358,420
United Kingdom — 10.8%
Diageo PLC	17,095	672,767
InterContinental Hotels Group PLC (1)	7,835	502,477
Intertek Group PLC	6,791	524,485
Spirax-Sarco Engineering PLC	3,041	469,685
Unilever PLC	11,001	666,094
		2,835,508
United States — 60.3%
Alphabet, Inc., Class A (1)	655	1,147,979
AutoZone, Inc. (1)	596	706,522
Becton, Dickinson and Co.	3,161	790,945
Carrier Global Corp.	18,566	700,310
CME Group, Inc.	3,106	565,447
Graco, Inc.	8,216	594,428
Johnson & Johnson	5,893	927,440
Mastercard, Inc., Class A	3,719	1,327,460
Mettler-Toledo International, Inc. (1)	595	678,110
Microsoft Corp.	5,093	1,132,785
Moody's Corp.	5,688	1,650,885
MSCI, Inc.	2,093	934,587
NIKE, Inc., Class B	5,130	725,741
Oracle Corp.	10,521	680,604
Otis Worldwide Corp.	7,755	523,850
PepsiCo, Inc.	4,925	730,378
Sherwin-Williams Co.	1,197	879,687
TJX Cos., Inc.	9,517	649,916
U.S. Bancorp	8,730	406,731
		15,753,805
Total Common Stocks
(identified cost $18,586,277)		25,957,957
Total Investments — 99.3%
(identified cost $18,586,277)		25,957,957
Other Assets and Liabilities — 0.7%		180,749
Total Net Assets — 100.0%		$26,138,706

(1)	Non-income producing.

ADR — American Depositary Receipt

PLC — Public Limited Company

Fiera Capital Global Equity Fund

Industry Allocation

December 31, 2020 (Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$1,366,707	5.2%
Banks	1,041,824	4.0
Beverages	1,403,144	5.4
Building Materials	1,268,065	4.9
Chemicals	879,687	3.4
Commercial Services	2,175,370	8.3
Cosmetics/Personal Care	666,094	2.5
Diversified Financial Services	1,892,907	7.2
Electronics	678,110	2.6
Food	989,547	3.8
Hand/Machine Tools	566,567	2.2
Internet	1,147,979	4.4
Lodging	502,477	1.9
Machinery-Diversified	3,017,882	11.5
Pharmaceuticals	2,638,939	10.1
Retail	1,616,262	6.2
Semiconductors	1,358,420	5.2
Software	2,747,976	10.5
Total Common Stocks	25,957,957	99.3
Total Investments	25,957,957	99.3
Other Assets and Liabilities	180,749	0.7
Total Net Assets	$26,138,706	100.0%

Fiera Capital U.S. Equity Long-Term Quality Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Value
Common Stocks — 96.8%
Basic Materials — 9.2%
Chemicals — 9.2%
Ecolab, Inc.	6,273	$1,357,226
Linde PLC	8,890	2,342,604
Sherwin-Williams Co.	4,189	3,078,538
Total Basic Materials		6,778,368
Communications — 7.5%
Internet — 5.5%
Alphabet, Inc., Class A(1)	2,315	4,057,362
Media — 2.0%
FactSet Research Systems, Inc.	4,542	1,510,215
Total Communications		5,567,577
Consumer, Cyclical — 13.3%
Apparel — 3.5%
NIKE, Inc., Class B	18,103	2,561,031
Retail — 9.8%
AutoZone, Inc.(1)	2,145	2,542,769
Lowe's Cos., Inc.	15,361	2,465,594
TJX Cos., Inc.	32,914	2,247,697
		7,256,060
Total Consumer, Cyclical		9,817,091
Consumer, Non-cyclical — 18.7%
Beverages — 4.0%
PepsiCo, Inc.	19,921	2,954,284
Cosmetics/Personal Care — 2.3%
Colgate-Palmolive Co.	19,704	1,684,889
Healthcare-Services — 4.5%
UnitedHealth Group, Inc.	9,494	3,329,356
Pharmaceuticals — 7.9%
Becton, Dickinson and Co.	10,584	2,648,329
Johnson & Johnson	20,164	3,173,410
		5,821,739
Total Consumer, Non-Cyclical		13,790,268
Financial — 16.6%
Banks — 2.1%
U.S. Bancorp	32,847	1,530,342
Diversified Financial Services — 14.5%
CME Group, Inc.	11,056	2,012,745
Mastercard, Inc., Class A	10,899	3,890,289
Moody's Corp.	16,500	4,788,960
		10,691,994
Total Financial		12,222,336

Fiera Capital U.S. Equity Long-Term Quality Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Description	Shares	Value
Industrial — 13.2%
Building Materials — 2.8%
Carrier Global Corp.	54,669	$2,062,115
Electronics — 2.7%
Mettler-Toledo International, Inc.(1)	1,738	1,980,764
Machinery-Diversified — 7.7%
Graco, Inc.	29,199	2,112,547
Middleby Corp.(1)	13,865	1,787,476
Otis Worldwide Corp.	26,018	1,757,516
		5,657,539
Total Industrial		9,700,418
Technology — 18.3%
Semiconductors — 3.0%
Analog Devices, Inc.	15,251	2,253,030
Software — 15.3%
Microsoft Corp.	26,047	5,793,374
MSCI, Inc.	7,243	3,234,217
Oracle Corp.	34,296	2,218,608
		11,246,199
Total Technology		13,499,229
Total Common Stocks
(identified cost $56,074,460)		71,375,287
Total Investments — 96.8%
(identified cost $56,074,460)		71,375,287
Other Assets and Liabilities — 3.2%		2,339,182
Total Net Assets — 100.0%		$73,714,469

(1)	Non-income producing.

PLC – Public Limited Company

Fiera Capital Series Trust

Notes to the Schedule of Investments
December 31, 2020 (Unaudited)

Investment in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each illiquid restricted security held by the Emerging Markets Fund on December 31, 2020 is as follows:

Security	Initial Acquisition Date	Shares or Principal	Cost	Value	% of Net Assets
A-Living Smart City Services Co., Ltd.	December 11, 2020	3,827,250	16,178,898	16,982,573	0.74%
			$16,178,898	$16,982,573	0.74%